CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares [1]	Dec. 31, 2017 CNY (¥) ¥ / shares shares [1]
CONSOLIDATED STATEMENTS OF OPERATIONS
Net Revenue	$ 1,237,724	¥ 8,616,784	¥ 11,244,114	¥ 11,534,808
Operating costs and expenses:
Sales and marketing	(640,259)	(4,457,353)	(6,658,270)	(9,004,959)
Origination and servicing	(95,533)	(665,083)	(1,061,289)	(1,242,928)
General and administrative	(105,117)	(731,806)	(1,336,247)	(1,323,608)
Provision for contingent liability	(1,359)	(9,462)	(419,581)	(43,049)
Allowance for contract assets and receivables	(233,424)	(1,625,051)	(992,581)
Total operating costs and expenses	(1,075,692)	(7,488,755)	(10,467,968)	(11,614,544)
Other income/(expenses):
Interest income, net	10,538	73,367	73,917	115,060
Fair value adjustments related to Consolidated ABFE	555	3,866	243,122	(86,372)
Gain on disposal of loan receivables and other beneficial rights	22,895	159,392	663,884	271,125
Other (expenses)/income, net	4,649	32,365	26,323	(32,001)
Total other income, net	38,637	268,990	1,007,246	267,812
Income before provision for income taxes	200,669	1,397,019	1,783,392	188,076
Income taxes expenses	(34,363)	(239,228)	(194,287)	(381,210)
Share of results of equity investees	(313)	(2,180)	(9,295)	5,060
Net (loss)/income	$ 165,993	¥ 1,155,611	¥ 1,579,810	¥ (188,074)
Basic net (loss)/income per share | (per share)	$ 0.8962	¥ 6.2391	¥ 8.5754	¥ (1.0309)
Weighted average number of ordinary shares outstanding, basic	185,219,586	185,219,586	184,225,643	182,438,985
Diluted net (loss)/income per share | (per share)	$ 0.8899	¥ 6.1951	¥ 8.4813	¥ (1.0309)
Weighted average number of ordinary shares outstanding, diluted	186,535,464	186,535,464	186,270,515	182,438,985

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.